LONG-TERM DEBT - Senior notes (Details) $ in Millions, $ in Millions	1 Months Ended			12 Months Ended
	Jun. 30, 2021 CAD ($)	Jun. 30, 2021 USD ($)	Jan. 31, 2021 CAD ($)	Dec. 31, 2021 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)
LONG-TERM DEBT
Net proceeds from issuance of senior notes				$ 1,986.8
5.375% Senior Notes, due June 2024
LONG-TERM DEBT
Principal amount						$ 600.0
Annual nominal interest rate					5.375%	5.375%
5.625% Senior Notes, due June 2025
LONG-TERM DEBT
Principal amount					$ 400.0
Annual nominal interest rate					5.625%	5.625%
5.750% Senior Notes, due January 2026
LONG-TERM DEBT
Principal amount					$ 375.0
Annual nominal interest rate					5.75%	5.75%
5.125% Senior Notes due April 2027
LONG-TERM DEBT
Principal amount						$ 600.0
Annual nominal interest rate					5.125%	5.125%
4.500% Senior Notes, due January 2030
LONG-TERM DEBT
Principal amount					$ 800.0
Annual nominal interest rate					4.50%	4.50%
3.125% Senior Notes, due January 2031
LONG-TERM DEBT
Principal amount					$ 650.0
Annual nominal interest rate					3.125%	3.125%
Net proceeds from issuance of senior notes			$ 644.0
Financing costs			$ 6.0
3.625% Senior Notes, due June 2028
LONG-TERM DEBT
Principal amount					$ 750.0
Annual nominal interest rate					3.625%	3.625%
Net proceeds from issuance of senior notes	$ 743.2
Financing costs	$ 6.8
3.625% Senior Notes, due June 2029
LONG-TERM DEBT
Principal amount						$ 500.0
Annual nominal interest rate					3.625%	3.625%
Net proceeds from issuance of senior notes		$ 599.6
Financing costs		$ 5.8